Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  1

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.    3

☒

 (Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (402) 895-1600

4020 South 147th Street

Omaha, NE 68137

402.895.1600

 (Name and Address of Agent for Service)

4020 South 147th Street

Omaha, NE 68137

402.895.1600

With copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

 ☐On (date)   pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Alternative Strategies Mutual Fund and Two Oaks Diversified Growth and Income Fund series of the Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statemnt pursuant 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  Hauppauge, State of New York, on the 21st day of July, 2011.

NORTHERN LIGHTS FUND TRUST II

By: ________________________

      Andrew Rogers

     Principal Executive Officer*

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 21, 2011

Brian Nielsen*	Trustee & Chairman	July 21, 2011
Charles Hobson Dry*	Trustee	July 21, 2011
Anthony Lewis	/s/ Anthony Lewis Trustee	July 21, 2011
Keith Rhoades	/s/ Keith Rhoades Trustee	July 21, 2011
Randy Skalla	/s/ Keith Rhoades Trustee	July 21, 2011
Andrew Rogers*	President and Principal Executive Officer	July 21, 2011
Kevin Wolf*	Treasurer and Principal Accounting Officer	July 21, 2011

*By: /s/ James Ash

James Ash

Attorney-in-Fact - Pursuant to Powers of Attorney previously filed on June 28, 2011 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 2, and hereby incorporated by reference.

INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase